Tangible Assets And Assets Under Construction-Impairment Loss (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Initial carrying amount	$ 543,868	$ 520,811
Net book value (recoverable amount)		$ 1,017,240
Malva H
Disclosure of detailed information about property, plant and equipment [line items]
Initial carrying amount	12,187
Impairment loss	(2,569)
Net book value (recoverable amount)	$ 9,618